As filed via EDGAR with the Securities and Exchange Commission on August 3, 2000

                                            Registration Statement No. 2-34277
                                                              ICA No. 811-1920

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. |_|

                       Post-Effective Amendment No. 44 |X|

                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 24 |X|

                                  STRALEM FUND
    -------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                       405 Park Avenue, New York NY 10022
    -------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 888-8123

            Philippe E. Baumann, 405 Park Avenue, New York, NY 10022
    -------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                          Susan J. Penry-Williams, Esq.
                       Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, New York 10022

It is proposed that this filing will become effective (check appropriate box):

   [ ]   Immediately upon filing pursuant to paragraph (b)
   [ ]   On (date) pursuant to paragraph (b)
   [ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [X]   75 days after filing pursuant to paragraph (a)(2)
   [ ]   On (date) pursuant to paragraph (a)(1)
   [ ]   On (date) pursuant to paragraph (a)(2)
   [ ]   On (date) pursuant to paragraph (a)(2) of Rule 485

                                STRALEM III FUND




                                   PROSPECTUS

                               September __, 2000














         The Securities and Exchange Commission has not approved or disapproved the shares of the Fund as an investment. The Securities and Exchange Commission also has not determined whether this prospectus is accurate or complete. Any person who tells you that the Securities and Exchange Commission has made such an approval or determination is committing a crime.

                                Table of Contents

                                                                            Page
                                                                            ----

RISK/RETURN SUMMARY..........................................................3

   Investment Objective......................................................3

   Principal Investment Strategies...........................................3

   Principal Risks of Investing..............................................3

FEES AND EXPENSES OF THE FUND................................................3

INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND
      RELATED RISKS..........................................................4

   Investment Objective......................................................4

   Principal Strategies......................................................4

   Risks of Investing........................................................4

INVESTMENT ADVISER AND INVESTMENT ADVISORY
      AGREEMENT..............................................................5

SHAREHOLDER INFORMATION......................................................6

   Investment Minimums.......................................................6

   Net Asset Value...........................................................6

   How to Purchase Shares....................................................6

   How to Exchange or Redeem Shares..........................................6

   Dividends and Capital Gains Distributions.................................7

   Tax Issues................................................................7

RISK/RETURN SUMMARY

Investment Objective

The investment objective of Stralem III Fund (the "Fund") is long-term capital appreciation.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in equity securities listed or traded on major U.S. stock exchanges and in the over-the-counter market. The Fund will invest at least 65% of its assets in the equity securities of large capitalization U.S. companies. The Fund's investment strategies can be identified as "value-driven" and/or "flexible" investing.

Principal Risks of Investing

The Fund is subject to the risks common to all mutual funds that invest in equity securities. You may lose money by investing in this Fund if any of these occur:

o the stock market of the United States goes down, decreasing the value of equity securities;

o a stock or stocks in the Fund's portfolio do not perform as well as expected; or

o the Fund manager's investment strategy does not achieve the Fund's objective or the manager does not implement the strategy properly.

In addition, the Fund is non-diversified which means that, compared to diversified funds, the Fund may invest a greater percentage of its assets in a particular issuer. To the extent that the Fund invests in a small number of issuers, there may be a greater risk of losing money than in a diversified investment company.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                    None
Maximum Deferred Sales Charge (Load)                                None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends         None
Redemption Fee                                                      None
Exchange Fee                                                        None

Annual Fund Operating Expenses (Expenses deducted from Fund assets)
Management Fees                                                     1.50%
Distribution (12b-1) Fees                                           0.00%
Other Expenses*                                                     0.20%
                                                                    -----
Total Annual Fund Operating Expenses*                               1.70%

-----------------
* These expenses are based on estimated amounts for the current fiscal year.

EXAMPLE OF EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that you redeem all of your shares at the end of each period, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                 1 YEAR       3 YEARS
                                  $173          $536

The purpose of the above table is to assist you in understanding the various costs and expenses that an investor in the Fund would bear directly or indirectly.

INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND RELATED RISKS

Investment Objective

The Fund's investment objective is long-term capital appreciation.

Principal Strategies

The Fund's investment strategies can be identified as "value-driven" and/or "flexible" investing. This means that when the Fund anticipates a generally rising stock market, the Fund invests in equity securities of companies that:

o     are listed or traded on major U.S. stock exchanges;
o     are a primary factor in their industry;
o     have an equity capitalization (at market) of at least $4 billion;
o     have a consistently strong and conservative balance sheet;
o have demonstrated a long-term potential for growth superior to the long-term inflation rate; and
o     can be purchased at a price that is in line with current earnings.

Temporary Defensive Investing. During unfavorable market conditions, the Fund may invest "defensively," that is, make temporary investments that are not consistent with the Fund's investment objective and principal strategies. As a result, the Fund may not achieve its investment objective. For example, if there is a market downturn or if the Fund must raise cash to meet redemption requests, the Fund may invest more assets in bonds or money market instruments, or invest in derivative instruments to protect the Fund's investments.

Risks of Investing

As with all mutual funds, investing in the Fund involves certain risks. We cannot guarantee that the Fund will meet its investment objective. You may lose money if you invest in the Fund.

Risks of Investing in Mutual Funds

The following risks are common to all mutual funds and therefore apply to the
Fund:

     o Market Risk. The market value of a security may go up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was at the time of purchase. Market risk applies to individual securities, a particular sector or the entire economy.

     o Manager Risk. Fund management affects Fund performance. A Fund may lose money if the Fund manager's investment strategy does not achieve the Fund's objective or the manager does not implement the strategy properly.

Risk of Investing in Equity Securities

The following risk is common to all mutual funds that invest in equity securities and therefore applies to the Fund:

     o Equity Risk. The value of the stock will fluctuate with events affecting the company's profitability or volatility. Unlike debt securities, which have a preference to a company's assets, equity securities receive value only after the company meets its other obligations.

INVESTMENT ADVISER AND INVESTMENT ADVISORY AGREEMENT

Stralem & Company Incorporated (the "Adviser"), 405 Park Avenue, New York, NY 10022 is the investment adviser of the Fund. The Adviser, an investment adviser registered with the SEC, was founded in November 22, 1966. The Adviser manages funds for individuals, trusts, pension plans and other institutional investors. The Adviser also performs some brokerage functions for its clients.

Advisory Services. Under the investment advisory agreement (the "Contract"), the Adviser screens and analyzes potential investments for the Fund and, subject to the investment restrictions and policies of the Fund, determines the amount of each investment that should be made and the form of such investment. The Adviser also reviews and re-evaluates the Fund's portfolio periodically, to determine at what point investments have met the Fund's investment objective or are unlikely to meet such objective. The Adviser then purchases or sells the Fund's investments as it deems appropriate and consistent with the Fund's investment objective. The Adviser also provides certain clerical, statistical and other administrative services for the Fund.

For providing these services, the Fund pays the Adviser a quarterly management fee calculated at an annual rate of 1.50% of the Fund's average weekly net assets.

Portfolio  Manager.  Philippe  E.  Baumann is  primarily  responsible  for the
day-to-day   management  of  the  Fund's  portfolio.   Mr.  Baumann  has  been
executive vice president of the Adviser since 1973.

SHAREHOLDER INFORMATION

Investment Minimums. There is no minimum investment in the Fund and no minimum for subsequent investments.

Net Asset Value. The net asset value ("NAV") per share of the Fund is determined generally as of 4:00 p.m. Eastern Time on each day the New York Stock Exchange, Inc. (the "Exchange") is open for business. The NAV is calculated by subtracting the Fund's liabilities from its assets and then dividing that number by the total number of outstanding shares. Securities without a readily available price quotation may be priced at fair value. Fair value is determined in good faith by the management of the Fund.

How to Purchase Shares. You must be a client of the Adviser to purchase shares of the Fund. Clients may purchase shares from the Adviser at 405 Park Avenue, New York, New York 10022. When you purchase shares of the Fund, you will pay no sales charges, underwriting discounts or commissions. The Fund's shares are continuously offered for sale at NAV. The Fund must receive your purchase request by the close of trading on the Exchange to receive the NAV of that day. If your request is received after the close of trading on the Exchange, it will be processed the next business day.

How to Exchange or Redeem Shares. You may exchange your shares for shares of the Stralem Fund or redeem your shares without charge at any time. The Fund must receive your request in writing and if you were issued certificates, your properly endorsed certificates with your signature guaranteed. Signatures must be guaranteed by an eligible guarantor institution. Please contact the Adviser for information about obtaining a signature guarantee. When you exchange shares, you sell your shares of the Fund and buy shares of Stralem Fund. Your shares will be valued at the next-determined NAV of such shares. The Fund will pay you as soon as reasonably practicable after receipt of the redemption request and certificates. In any event, the Fund will pay you within three business days. Because the NAV fluctuates with the change in market value of the securities owned, the amount you receive upon redemption may be more or less than the amount you paid for the shares.

Additional Exchange and Redemption Information

Suspension of Redemptions. The Fund may suspend at any time redemption of shares or payment when:

            o the Exchange is closed, other than customary weekend and holiday closings;
            o     the SEC determines that trading on the Exchange is restricted;
            o     the SEC determines that certain emergency circumstances exist;
                  or
            o the SEC orders a suspension to protect the Fund's shareholders.

Exchange Limit. In order to limit expenses, the Fund reserves the right to limit the number of exchanges you can make in any year to two.

Dividends and Capital Gains Distributions. The Fund intends to distribute all or most of its net investment income and net capital gains to shareholders annually. You should indicate whether you want your dividends and distributions reinvested in the Fund at NAV. Otherwise, your dividends and/or capital gains distributions will be automatically paid to you in cash.

Tax Issues. The Fund intends to qualify as a regulated investment company, which means that it pays no federal income tax on the earnings or capital gains it distributes to its shareholders. We provide the following tax information for your general information. You should consult your own tax adviser about the tax consequences of investing in the Fund.

      o Ordinary dividends from the Fund are taxable as ordinary income and capital gains distributions from the Fund are taxable as long-term capital gain.

      o Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in the form of cash or additional shares. They may also be subject to state and local taxes.

      o Certain dividends and distributions paid to you in January will be taxable as if they had been paid the previous December.

      o We will mail to you tax statements every January showing the amounts and tax status of the dividends and distributions you received.

      o When you sell (redeem) or exchange shares of the Fund, you must recognize any gain or loss.

      o Because the tax treatment of your investment in the Fund depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

      o You should review the more detailed discussion of federal income tax considerations in the Statement of Additional Information.

[back cover]
Statement of Additional Information. The Statement of Additional Information provides a more complete discussion about the Fund and is incorporated by reference into this prospectus, which means that it is considered a part of this prospectus.

Annual and Semi-Annual Reports (when available). The annual and semi-annual reports to shareholders contain additional information about the Fund's investments, including a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To Review or Obtain this Information: The Statement of Additional Information and annual and semi-annual reports are available without charge upon request by calling the Fund at (800) 560-0086 or by calling or writing a broker-dealer or other financial intermediary that sells shares of the Fund. Information about the Fund including the Statement of Additional Information may be reviewed at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (telephone: (202) 942-8090) or by visiting the EDGAR Database on the SEC's Internet site at http://www.sec.gov. In addition, this information may be obtained for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

[Investment Company Act File No. 811-1920.]

                                     Part B

                       STATEMENT OF ADDITIONAL INFORMATION

                                  STRALEM FUND
                                 405 Park Avenue
                            New York, New York 10022

                                STRALEM III FUND

                               September __, 2000


This Statement of Additional Information ("SAI") is not a Prospectus. This SAI should be read in conjunction with the prospectus of Stralem III Fund dated September ___, 2000 (the "Fund"), pursuant to which shares of the Fund are offered (the "Prospectus"). This SAI is incorporated by reference in its entirety into the Prospectus. To obtain a copy of the Prospectus, please write to Stralem Fund at 405 Park Avenue, New York, New York 10022 or call collect at
(212) 888-8123.

Stralem & Company Incorporated serves as the Fund's investment adviser ("Stralem" or the "Investment Adviser").

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

General Information........................................................B-1
Organization and History...................................................B-1
Policies and Techniques....................................................B-1
Management of the Fund.....................................................B-2
Investment Adviser.........................................................B-3
Brokerage Allocation.......................................................B-4
Codes of Ethics............................................................B-5
Additional Information on Purchase, Redemption and Pricing of Shares.......B-5
Performance of the Fund....................................................B-6
Taxes......................................................................B-6
Additional Information about the Fund.....................................B-11

                               General Information

      The SAI provides a further discussion of certain matters described in the Prospectus and other matters which may be of interest to investors. No investment in shares of the Fund should be made without first reading the Prospectus.

                            Organization and History

      Stralem Fund (the "Trust") is an open-end management investment company. The Trust was incorporated on July 9, 1969 under the laws of the State of Delaware, and on April 30, 1999, it was reorganized into a Delaware business trust. Currently, the Trust offers three separate, non-diversified series portfolios: Stralem Fund, Stralem Equity Fund and Stralem III Fund (collectively, the "Funds"). This SAI describes only Stralem III Fund.

                             Policies and Techniques

Investment Policies

      The Fund's investment policy is to invest primarily in equity securities listed or traded on major U.S. stock exchanges. The Fund is non-diversified and may, therefore, invest a greater percentage of its assets in the securities of fewer issuers than may diversified investment companies. To the extent that a greater portion of the Fund's assets is invested in a smaller number of issuers, an investment in the Fund may be considered more speculative than an investment in a diversified fund.

Other Investment Techniques

      The Fund may purchase and sell covered options on stocks and stock price indices listed on major exchanges or traded over-the counter where the total cost of such options does not exceed 10% of the net asset value of the Fund at the time of purchase. A covered option is one where the Fund owns the underlying securities.

Turnover Rate

      The Fund cannot predict what its turnover rate will be in the year 2000. A high rate of turnover may result in increased income and gain that would have to be distributed to the Fund's shareholders in order for it to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

Fundamental Investment Restrictions

      The Fund has adopted the following investment restrictions which cannot be changed without approval of the holders of a majority of its outstanding shares. A majority vote means the lesser of (i) 67% or more of the shares present (in person or by proxy) at a meeting of shareholders at which more than one-half of the outstanding shares of the Fund are present (in person or by proxy) or (ii) more than one-half of the outstanding shares of the Fund.

            1. The Fund may not issue any senior security (as defined by the Investment Company Act of 1940, as amended (the "1940 Act")), except that
      (a) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth below, the Fund may borrow as authorized by the 1940 Act.

            2. The Fund may not borrow money, except that it may (a) enter into commitments to purchase securities and instruments in accordance with its investment program, provided that the total amount of any borrowing does not exceed 33-1/3% of its total assets at the time of the transaction; and
      (b) borrow money in an amount not exceeding 33-1/3% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 33-1/3% of the Fund's total assets must be repaid before it may make additional investments.

            3. The Fund may underwrite securities of other issuers, except to the extent that it may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), when reselling securities held in its own portfolio.

            4. The Fund may not concentrate its investments in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities). No more than 25% of the value of the Fund's total assets, based upon the current market value at the time of purchase of securities in a particular industry, may be invested in such industry. This restriction shall not prevent the Fund from investing all of its assets in a "master" fund that has adopted a similar restriction.

            5. The Fund may not engage in the purchase or sale of direct interests in real estate or invest in indirect interests in real estate, except for the purpose of providing office space for the transaction of its business. The Fund may, however, invest in securities of real estate investment trusts when such securities are readily marketable, but the Fund has no current intention of so doing.

            6. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

            7. The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

            8. As to 50% of the value of its total assets, the Fund may not invest more than 5% of its assets, taken at market value, in the securities of any one issuer (except U.S. government securities) and may not purchase more than 10% of the outstanding voting securities of any such issuer.

            9. The Fund may not invest more than 25% of the value of its total assets, taken at market value, in the securities of a single issuer.

      The Fund will also be subject to certain restrictions in order to qualify as a regulated investment company. See "Taxes - Qualification as a Regulated Investment Company".

                             Management of the Fund

Trustees and Officers

      The Board of Trustees is responsible for the over-all operations of the Fund. The officers of the Trust, under the direction of the Board of Trustees, are responsible for the day-to-day operations of the Fund. The Trustees and Officers of the Trust are as follows. Interested persons of the Trust or the Adviser are indicated with an asterisk.


                             Position with   Principal Occupation During Past
  Name, Address and Age       the Trust               Five Years
  ---------------------      -------------   --------------------------------

Philippe E. Baumann (69)*     Trustee and    Executive Vice President of
405 Park Avenue                President     Stralem.
New York, NY  10022

                             Position with   Principal Occupation During Past
  Name, Address and Age        the Trust               Five Years
  ---------------------        ---------     --------------------------------

Hirschel B. Abelson (66)*     Secretary and  Director and President of Stralem.
405 Park Avenue                Treasurer
New York, NY  10022

Kenneth D. Pearlman (69)      Trustee        Managing Director of The Evans
745 Fifth Avenue                             Partnership, an investment
New York, NY  10151                          partnership.

Michael T. Rubin (59)         Trustee        Retired; From 1974 through June
425 Park Avenue South                        1997, Assistant Vice President and
New York, NY  10016                          an Assistant Secretary of Stralem.

Jean Paul Ruff (65)           Trustee        Chairman of Hawley Fuel Coal, Inc.
351 East 84th Street
New York, NY  10028

Philippe Labaune (31) *       Vice           Employed by Stralem since May 1997.
405 Park Avenue               President      Assistant Vice President and
New York, NY  10022                          Assistant Secretary of Stralem
                                             since October 1997. He was a trader
                                             at Societe Generale Securities
                                             Corp. from 1995 to 1997.

Joann Paccione (43)          Assistant       Engaged in providing accounting
405 Park Avenue            Secretary and     services on an independent basis.
New York, NY 10022           Assistant
                             Treasurer

      The Trustees and Officers as a group own less than 1% of the Fund.

      None of the Trustees and Officers receives any compensation, other than Trustees' fees, from the Trust. The Trust pays each Trustee who is not an employee of Stralem a Trustee's fee of up to $1,200 a year for meetings attended, and reimburses them for their out-of-pocket expenses incurred on Fund business. No Trustee's out-of-pocket expenses were claimed or reimbursed during 1999. The table below illustrates the compensation paid to each independent Trustee for the fiscal year ended December 31, 1999.

                                      Pension or
                                      Retirement     Estimated       Total
                        Aggregate      Benefits        Annual    Compensation
                       Compensation   Accrued as      Benefits     from the
   Name of Person,      from the     Part of Fund       Upon      Funds Paid
      Position           Trust        Expenses      Retirement   to Trustees
   --------------      ------------  ------------   ----------   -----------
Jean Paul Ruff             $800            0             0           $800
Kenneth D. Pearlman       $1,000           0             0          $1,000
Michael T. Rubin          $1,000           0             0          $1,000

                               Investment Adviser

      Stralem, 405 Park Avenue, New York, New York 10022, is the investment adviser to the Fund under an Investment Advisory Contract dated September __, 2000 (the "Contract"). Pursuant to the Contract, the Investment Adviser provides the Fund with, and pays for, all office space and utilities and all research and investment services. Stralem provides the Fund with, and initially pays for (subject to reimbursement by the Fund, as provided below), all clerical, statistical and related services (excluding legal, accounting, auditing and custodial services) reasonably required by the Fund for the conduct of its business. Legal, accounting, auditing and custodial services are separately obtained and paid for by the Fund. The following individuals may be deemed to control Stralem as of March 31, 2000: Mr. Abelson, Mr. Baumann and Joel Unger, Vice President of Stralem.

      Under its Contract, the Fund reimburses Stralem for certain of its expenses attributable to the administration of the Fund, including a proportionate part of the compensation of employees of Stralem who perform the clerical, statistical and related services for the Fund referred to above. The Fund reimburses Stralem for, among other things, the actual expenses and compensation of its employees incurred in preparing reports for the Fund, in performing the Fund's duties as the transfer agent and registrar of its own shares and as dividend agent and in performing all of the other administrative functions of the Fund. The Fund pays all of its other costs and expenses directly. As a consequence of such reimbursement of Stralem and such direct payment of other costs, substantially all of the Fund's expenses, other than those for office space and facilities, are directly or indirectly paid by the Fund. The Fund's Contract will be reviewed annually by the Board of Trustees which may in its discretion approve the continuation of the Contract.

      Under its Contract, the Fund pays to Stralem on a quarterly basis an amount equal to the aggregate of the following percentages of the average weekly net asset value of the Fund during the quarterly period then ended:

            1/4 of 1.50% of the first $100 million of such net asset value (1.50% annually),

            1/4 of 1.25% of the next $100 million of such net asset value (1.25% annually), and

            1/4 of 1.00% of such net asset value in excess of $200 million (1.00% annually).

Allocation of Investments

      Stralem is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and has as clients private individuals, trusts and pension and profit sharing funds, some of whom, like the Funds, have capital appreciation as an investment objective. As a result, Stralem may at times consider purchases and sales of the same investment securities for the Funds as well as for one or more of the other accounts that they manage or advise. In such cases, the Investment Adviser may allocate the purchases and sales transactions among the Funds and such other accounts in an equitable manner with each account paying the average share price for all transactions in a particular security on a given business day. In making such allocation, the main factors considered would be the respective investment objectives of each of the Funds and the other accounts, the relative size of the portfolio holdings of each of the same or comparable securities, the current availability of cash for investment by each of the Funds and each of the other accounts, the tax status of each of the Funds and the other accounts, and the size of investment commitments generally held by each of the Funds and the other accounts. All transaction costs relating to these purchases and sales will be shared pro rata by the Funds and the other accounts based on each account's participation in a transaction.

      Within the limits set forth in Section 17 of the 1940 Act, each of the Funds may invest in securities the issuers of which are clients of the Investment Adviser, but such investments would only be made in securities that are freely marketable under the Securities Act.

      Each of the Funds pays an investment advisory fee to the Investment Adviser; accordingly, investment advisory clients of the Investment Adviser who pay an investment advisory fee based upon the amount of securities or cash with respect to which the Investment Adviser renders investment advice and who own shares of one of the Funds may also effectively pay an additional advisory fee with respect to these shares. No additional investment advisory fees are charged to clients of the Investment Adviser which are subject to the Employee Retirement and Income Security Act on amounts invested by such clients in one of the Funds.

                              Brokerage Allocation

      Decisions to buy and sell securities for the Trust and assignment of portfolio business and negotiation of commission rates, where applicable, are made by Stralem. It is the Trust's policy to obtain the best prices and execution of orders available, and, in doing so, Trust will assign portfolio executions and negotiate transactions in accordance with the reliability and quality of a broker's services (including handling of execution of orders, research services the nature of which is the receipt of research reports, and related services) and the value of such services and expected contribution to the performance of a Fund. Where commissions paid reflect services furnished to a

Fund in addition to execution of orders, each Fund will stand ready to demonstrate that such services were bona fide and rendered for the benefit of that Fund. It is possible that certain of such services may have the effect of reducing the Investment Adviser's expenses.

      For the fiscal year ending December 31, 2000, the Trust expects that 100% of the Fund's brokerage will be placed through Stralem or affiliated persons of the Trust or Stralem or any other brokers an affiliated person of which is an affiliated person of the Trust or the Investment Adviser. The Contract does not contain any provision requiring the Fund's brokerage to be transacted through the Investment Adviser. The Board of Trustees has reviewed and approved the foregoing brokerage arrangements.

      With respect to any transactions to which competitively determined rates are applicable, the execution will not be placed with the Investment Adviser at a commission rate less favorable than the Investment Adviser's contemporaneous charges for its other most favored, but unaffiliated, customers; and, in addition, a good faith judgment will be made that the Investment Adviser is qualified to obtain the best price on the particular transaction and that the commission charged will be reasonable in relation to the value of the brokerage provided in terms of either the particular transaction or the Investment Adviser's overall responsibilities to the Trust. Since the obligation already exists to provide management (which would include elements of research and related skills), brokerage commissions paid to the Investment Adviser will not reflect anything other than payment for the execution services performed on the particular transactions.

      When the Fund purchases or sells a security "over-the-counter" if possible it effects the transaction with a principal market maker, without the use of a broker, unless in the opinion of the Fund a better execution will be achieved through the use of a broker.

      The Contract does not provide for a reduction of the investment advisory fee by any portion of the brokerage generated by portfolio transactions of the Fund which the Investment Adviser may receive.

      The Investment Adviser will not participate in commissions paid by the Fund to other brokers or dealers and will not receive any reciprocal business, directly or indirectly, as a result of such commissions.

                                 Codes of Ethics

      The Trust and Stralem have each adopted a Code of Ethics to comply with Rule 17j-1 under the 1940 Act. These Codes of Ethics are designed to identify and prevent conflicts of interest and fraud. The Codes of Ethics require initial, quarterly and annual reports by covered employees of all personal securities transactions and holdings. The Codes of Ethics also bar investments in private placements and initial public offerings by certain personnel of the Trust and Stralem without preclearance. The Board of Trustees will review reports under the Codes of Ethics and receive certain certifications with respect to their administration. The procedures under the Investment Adviser's Code of Ethics require preclearance of all personal securities investments by persons who have access to certain sensitive investment information. The Codes of Ethics are on file with and available from the Securities and Exchange Commission.

     Additional Information on Purchase, Redemption and Pricing of Shares

      Shares of the Fund may be purchased only from Stralem, 405 Park Avenue, New York, New York 10022, the statutory underwriter of such shares, which pursuant to a distribution agreement dated as of September __, 2000, acts without any compensation as exclusive representative of the Funds in making such sales. Stralem receives, on behalf of the Funds, subscriptions for shares and payments therefor.

      Shares of each Fund may be exchanged for shares of the other Funds. Sales and exchanges of the Funds' shares are executed at the Funds' prevailing net asset value per share as of the date the purchase or exchange request is received, if received before 4:00 p.m. Eastern Time.

                             Performance of the Fund

      From time to time, the "average annual total return" and "total return" of an investment in the Fund's shares may be advertised. An explanation of how yields and total returns are calculated for each class and the components of those calculations are set forth below.

      Total return information may be useful to investors in reviewing the Fund's performance. The Fund's advertisement of its performance must, under applicable SEC rules, include the average annual total returns for each class of shares of the Fund for the 1, 5, and 10-year period (or the life of the Fund, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. Investments in the Fund are not insured; its total return is not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Total return for any given past period is not a prediction or representation by the Fund of future rates of return on its shares. The total return of the shares of the Fund is affected by portfolio quality, portfolio maturity, the type of investments the Fund holds, and operating expenses.

Total Returns

      The "average annual total return" of the Fund is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return ("T" in the formula below) based on the change in value of a hypothetical initial investment of $1,000 ("P") held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV"), according to the following formula:

                                        n
                                  P(1+T)  = ERV

The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

                        ERV - P =     Cumulative Total Return
                        -------
                           P

In calculating total return for the Fund, the current maximum sales charge (as a percentage of the offering price) is deducted from the initial investment ("P"). Total return also assumes that all dividends and net capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period.

                                      Taxes

      The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning. Special tax considerations may apply to certain types of investors subject to special treatment under the Code, (including, for example, insurance companies, banks and tax-exempt organizations).


Qualification as a Regulated Investment Company

      The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will, therefore, count towards the satisfaction of the Distribution Requirement.

      In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

      In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto, and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of a foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless the Fund elects otherwise), will generally be treated as ordinary income or loss (but only to the extent attributable to changes in foreign currency exchange rates).

      Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the expected return is attributable to the time value of the Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue reduced by an amount equal to: (1) prior inclusions of ordinary income items from the conversion transaction and (2) under Treasury regulations that have not yet been promulgated, the capitalized interest on acquisition indebtedness. Built-in losses will be preserved where the Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income will not be passed through to the Fund's shareholders.

      In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, or (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants qualified covered call options (which, among other things, must not be deep-in-the-money) with respect thereto), or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, the Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

      Any gain recognized by the Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

      Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss (including, to the extent provided in Treasury Regulations, losses recognized pursuant to the PFIC mark-to-market election) incurred after October 31 as if it had been incurred in the succeeding year.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund' total assets in securities of any such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of any such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option.

      If, for any taxable year, the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

      A 4% non-deductible excise tax is imposed on a regulated investment company to the extent that it fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for such calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, with respect to capital gain net income, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

      For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

      The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

      The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes. However, such distributions will qualify for the 70% dividends-received deduction for corporate shareholders, but only to the extent discussed below.

      Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations, such as S corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. Generally, a dividend received by the Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code
Section 246(c)(3) and (4) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent that the stock on which the dividend is paid is treated as debt-financed under the rules of Code section 246A. The 46-day holding period must be satisfied during the 90-day period beginning 45 days prior to each applicable ex-dividend date; the 91-day holding period must be satisfied during the 180-day period beginning 90 days before each applicable ex-dividend date. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or
(2) by application of Code Section 246(b) which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items).

      Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. For purposes of the corporate AMT, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, a corporate shareholder will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends-received deduction) in determining its adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. Net capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon the Fund's disposition of domestic "small business" stock will be subject to tax.

      Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

      Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

      Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

      The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure to properly report the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

Sale or Redemption of Shares

      A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund (including an exchange of shares of the Fund for shares of another Fund) in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares sold or redeemed. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale, redemption or exchange of shares in the Fund. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends-received. deduction for corporations) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

Foreign Shareholders

      Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

      If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

      If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

      In the case of a foreign shareholder other than a corporation, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholder furnishes the Fund with proper notification of his foreign status.

      The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Effect of Future Legislation; State and Local Tax Consideration

      The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

      Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

                      Additional Information about the Fund

      The Fund is a separate series of Stralem Fund, a Delaware business trust. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Trust Instrument provides that shareholders of the Fund shall not be liable for the obligations of that Fund. The Trust Instrument also provides for indemnification out of Fund property for any shareholder held personally liable solely by his or her being or having been a shareholder. The Trust Instrument also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss because of shareholder liability is considered to be extremely remote.

      The Trust Instrument authorizes the Board of Trustees to issue an unlimited number of shares, which are units of beneficial interest, with a par value of $0.01 per share. Each share has one vote and participates equally in dividends and distributions declared by the Fund and in the Fund's net assets on liquidation. The shares, when issued, are fully paid and non-assessable. Shares have no pre-emptive, subscription or conversion rights and are freely transferable.

      Richard A. Eisner & Company, LLP, 575 Madison Avenue, New York, New York 10022 is the independent certified public accountant for the Fund and performs auditing services for the Fund.
      Schroder & Co. Inc. (the "Custodian"), 787 Seventh Avenue, New York, New York 10019, a Delaware corporation which is a member of the New York
Stock Exchange, Inc., and the corporation through which the Investment Adviser clears its securities transactions, acts as the custodian for all securities of the Fund.

      Kramer Levin Naftalis & Frankel LLP, 919 Third Avenue, New York, New York 10022 serves as counsel to the Fund.

      The Fund acts as its own transfer agent, registrar and dividend agent.

PART C

OTHER INFORMATION


Item 23.     Exhibits.

(a)   Charter

      (1)   Certificate of Trust dated January 27, 1999. (1)

      (2)   Trust Instrument dated January 27, 1999. (1)

(b)   Trust Bylaws dated January 27, 1999. (1)

(c)   Not applicable.

(d)   Investment Advisory Contracts.

      (1) Investment Advisory Agreement dated April 7, 1999 between Registrant, on behalf of Stralem Fund, and Stralem & Company Incorporated ("Stralem"). (1)

      (2) Investment Advisory Agreement dated January 3, 2000 between Registrant, on behalf of Stralem Equity Fund, and Stralem. (2)

      (3) Form of Investment Advisory Agreement between Registrant, on behalf of Stralem III Fund, and Stralem dated August 3, 2000.

(e)   Distribution Agreements.

      (1) Distribution Agreement dated April 30, 1999 between Registrant, on behalf of Stralem Fund, and Stralem. (1)

      (2) Distribution Agreement dated January 3, 2000 between Registrant, on behalf of Stralem Equity Fund, and Stralem. (2)

      (3) Form of Distribution Agreement dated between Registrant, on behalf of Stralem III Fund, and Stralem dated August 3, 2000.

(f) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit
      (a) above, and in Article IV of the Bylaws referenced in Exhibit (b) above.

----------------------
(1) Filed electronically as an Exhibit to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A on February 26, 1999, accession number 0000922423-99-000367, and incorporated herein by reference.

(2) Filed electronically as an Exhibit to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A on January 10, 2000, accession number 0000922423-00-000042 and incorporated herein by reference.

(g)   Form of Custodian Agreement between Registrant and Schroder & Co., Inc.
      (3)

(h)   Not applicable.

(i)   Legal Opinion.

      (1)   Opinion of Kramer Levin Naftalis & Frankel LLP dated April 29,
            1999. (3)

      (2)   Opinion of Morris, Nichols, Arsht & Tunnell dated April 29, 1999.
            (3)

(j)   Consent of Kramer Levin Naftalis & Frankel LLP dated August 3, 2000.

(k)   Not applicable.

(l)   Not applicable.

(m)   Not applicable.

(n)   Not applicable.

(p)   Codes of Ethics.

      (1)   Code of Ethics of Registrant dated February 3, 2000. (4)

      (2)   Code of Ethics of Stralem dated April 18, 2000. (4)

Item 24.    Persons Controlled by or Under Common Control with Registrant.

There are no persons controlled by or under common control with the Registrant.

Item 25.    Indemnification.

Indemnification in Form of Trust Instrument for Delaware business trust.

    Section 10.02 Indemnification

    (a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

            (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having

------------------------
(3) Filed electronically as an Exhibit to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A on April 29, 1999, accession number 0000922423-99-000570 and incorporated herein by reference.

(4) Filed electronically as an Exhibit to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A on April 24, 2000, accession number 0000922423-00-000656 and incorporated herein by reference.

        been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

            (ii) the word "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

    (b) No indemnification shall be provided hereunder to a Covered Person:

            (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

            (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

    (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any covered Persona and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contact or otherwise under law.

    (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.

Item 26.    Business and Other Connections of Investment Adviser.

        The names and principal occupations of the officers and directors of Stralem are:

Name and Title                             Principal Occupation
--------------                             --------------------
Hirschel B. Abelson                        President
Director and President

Philippe E. Baumann                        Executive Vice President
Director and Executive Vice President

M. Joel Unger                              Vice President
Director and Vice President

Irene Bergman                              Assistant Vice President
Assistant Vice President

Philippe Labaune                           Assistant Vice President and
Assistant Vice President                   Assistant Secretary

Adam Abelson                               Assistant Vice President

    Except for Mr. Unger, the address of each of the foregoing is 405 Park Avenue, New York, NY 10022. Mr. Unger's address is 1650 Yates Street, Denver, CO 90203.

Item 27.    Principal Underwriters.

                (a) Stralem, the sole underwriter of Registrant, does not act as a principal underwriter, depositor or investment adviser to any other investment company.

                (b) Please see the table furnished in response to Item 26 above. In addition, Mr. Baumann, the President and a Trustee of Registrant, is the Executive Vice-President and a Director of Stralem. Mr. Abelson, the Secretary and Treasurer of Registrant is also the President of Stralem. Mr. Labaune, Vice-President of Registrant, is also an Assistant Vice-President and Assistant Secretary of Stralem.

                (c)  Inapplicable.

Item 28.    Location of Accounts and Records.

        All accounts and records are in the physical possession of Registrant at 405 Park Avenue, New York, New York 10022.

Item 29.    Management Services.

        Not applicable.

Item 30.    Undertakings.

        Not applicable.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 3rd day of August, 2000.


                        STRALEM FUND


                        By: /s/ Philippe E. Baumann
                           ----------------------------------
                             Philippe E. Baumann, President


        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


     Signatures                   Title                          Dates
     ----------                   -----                          -----

/s/ Philippe E. Baumann        Trustee and President          July 31, 2000
-----------------------        (Principal Executive
Philippe E. Baumann             Officer)

/s/ Kenneth D. Pearlman        Trustee                        July 31, 2000
-----------------------
Kenneth D. Pearlman

/s/ Jean Paul Ruff             Trustee                        July 31, 2000
-----------------------
Jean Paul Ruff

/s/ Michael Rubin              Trustee                        July 31, 2000
-----------------------
Michael Rubin

/s/ Hirschel B. Abelson        Secretary and Treasurer        July 25, 2000
-----------------------        (Principal Financial and
Hirschel B. Abelson            Accounting Officer)

                                  EXHIBIT INDEX
                                  -------------

EX-99.d Form of Investment Advisory Agreement between Registrant, on behalf of Stralem III Fund, and Stralem.

EX-99.e Form of Distribution Agreement between Registrant, on behalf of Stralem III Fund, and Stralem.

EX-99.j         Consent of Kramer Levin Naftalis & Frankel LLP dated
                August 3, 2000.